Spin-Off Of Business Unit	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Spin-Off Of Business Unit [Abstract]
Spin-Off Of Business Unit

(5) SPIN-OFF OF BUSINESS UNIT

Effective January 1, 2011, the Company finalized a restructuring of its business units which resulted in the segments more closely aligning with their product offerings rather than a combination of product offerings and customer demographics. See Note 17 – Segment Reporting, for discussion of the restructuring. Prior to the restructuring, the ZEN unit held a mix of bandwidth infrastructure, colocation, interconnection, competitive local exchange carrier ("CLEC") and enterprise product offerings. Subsequent to the restructuring, the remaining ZEN unit consisted of only CLEC and enterprise product offerings. As the product offerings provided by the restructured ZEN unit fall outside of the Company's business model of providing bandwidth infrastructure, colocation and interconnection services, the unit was spun-off to Holdings, the parent of the Company, on April 1, 2011.

Consistent with discontinued operations reporting provisions, management determined that it has discontinued all significant cash flows and continuing involvement with respect to the ZEN operations effective April 1, 2011. Therefore, for the three and nine months ended March 31, 2011, the results of the operations of ZEN have been aggregated in a single caption entitled, "Earnings from discontinued operations, net of income taxes" on the accompanying condensed consolidated statements of operations. The Company has not allocated any general corporate overhead to amounts presented in discontinued operations, nor has it elected to allocate interest costs.

Earnings from discontinued operations, net of income taxes, in the accompanying condensed consolidated statements of operations are comprised of the following:

	Three months ended March 31, 2011	Nine months ended March 31, 2011
Revenue	$5,470	$16,722

Earnings before income taxes	515	1,536
Income tax expense	214	637

Earnings from discontinued operations, net of income taxes	$301	$899

The Company continues to have ongoing contractual relationships with ZEN, which are based on agreements which were entered into at estimated market rates. The Company has contractual relationships to provide ZEN with certain data and colocation services and ZEN has contractual relationships to provide the Company with certain enterprise services. Prior to April 1, 2011, transactions with ZEN were eliminated upon consolidation. Since the spin-off date, transactions with ZEN have been included in the Company's results of operations. See Note 16 — Related-Party Transactions, for a discussion of transactions with ZEN during the three and nine months ended March 31, 2012.

(5) SPIN-OFF OF BUSINESS UNITS

During the year ended June 30, 2010, management determined that the services provided by one of the Company's business units —Onvoy did not fit within the Company's current business model of providing bandwidth infrastructure, colocation and interconnection services, and the Company therefore spun-off Onvoy to Holdings, the parent of the Company.

Effective January 1, 2011, the Company finalized a restructuring of its business units which resulted in the segments more closely aligning with their product offerings rather than a combination of product offerings and customer demographics. See Note 18 — Segment Reporting, for discussion of the restructuring. Prior to the restructuring, the ZEN unit held a mix of bandwidth infrastructure, colocation, interconnection, competitive local exchange carrier ("CLEC") and enterprise product offerings. Subsequent to the restructuring, the remaining ZEN unit consisted of only CLEC and enterprise product offerings. As the product offerings provided by the restructured ZEN unit fall outside of the Company's business model, the segment was spun-off to Holdings on April 1, 2011.

Consistent with the discontinued operations reporting provisions of ASC 205-20, Discontinued Operations, management determined that it has discontinued all significant cash flows and continuing involvement with respect to the Onvoy and ZEN operations effective March 12, 2010 and April 1, 2011, respectively. Therefore, for the years ended June 30, 2011, 2010 and 2009, the results of the operations of Onvoy and ZEN, prior to their spin-off dates, have been aggregated in a single caption entitled, "Earnings from discontinued operations, net of income taxes" on the accompanying consolidated statements of operations. The Company has not allocated any general corporate overhead to amounts presented in discontinued operations, nor has it elected to allocate interest costs.

Earnings from discontinued operations, net of income taxes in the accompanying consolidated statements of operations are comprised of the following:

	Year ended June 30,
	2011			2010			2009
	OVS	ZEN	Total	OVS	ZEN	Total	OVS	ZEN	Total
Revenue	$—	$16,722	$16,722	$28,489	$24,715	$53,204	$38,721	$25,465	$64,186

Earnings before income taxes	—	$1,537	$1,537	$6,037	$3,500	$9,537	$11,687	$527	$12,214
Income tax expense	—	638	638	2,642	1,470	4,112	4,644	215	4,859

Earnings from discontinued operations, net of income taxes	$—	$899	$899	$3,395	$2,030	$5,425	$7,043	$312	$7,355

The following is a detail of the assets and liabilities associated with ZEN classified as assets and liabilities of discontinued operations on the accompanying consolidated balance sheet as of June 30, 2010:

As of June 30, 2010
Assets of discontinued operations
Current assets	$3,061
Property and equipment, net	4,022
Intangible assets, net	3,137
Goodwill	897
Other assets	87

Total assets	$11,204

Liabilities of discontinued operations
Current liabilities	$1,740
Deferred tax liability	1,458
Other liabilities	110

Total liabilities	$3,308

The Company continues to have ongoing contractual relationships with ZEN and Onvoy, which are based on agreements which were entered into at estimated market rates. The Company has contractual relationships to provide ZEN and Onvoy with certain data and colocation services and ZEN and Onvoy have contractual relationships to provide the Company with certain voice and enterprise services. Prior to March 12, 2010 and April 1, 2011, transactions with OVS and ZEN, respectively, were eliminated upon consolidation. Since their respective spin-off dates, transactions with ZEN and Onvoy have been included in the Company's results of operations. See Note 17 — Related-Party Transactions, for a discussion of transactions with ZEN and Onvoy subsequent to their spin-off dates.